Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Classess shares	Dec. 31, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits, accrued for interest and penalties	$ 0
Concentration of risk customer benchmark	10.00%
Impairment long lived asset held for use	$ 0	0
Advertising costs	7.9	1.2
Product Warranty Expense	0	0
Revenues	20,012,064	13,966,251
Contract assets	0	0
Shipping and Handling
Summary Of Significant Accounting Policies [Line Items]
Revenues	800,000	$ 400,000
ECP Environmental Growth Opportunities Corp
Summary Of Significant Accounting Policies [Line Items]
Cash	82,234
Cash equivalents	0
Accretion Of Common Stock To Redemption Value	$ (32,015,603)
Number Of Classes Of Shares | Classess	2
ECP Environmental Growth Opportunities Corp | Class A Common Stock Subject To Possible Redemption [Member]
Summary Of Significant Accounting Policies [Line Items]
Temporary Equity, Shares Subscribed but Unissued | shares	34,500,000
Accretion Of Common Stock To Redemption Value	$ 32,015,603
ECP Environmental Growth Opportunities Corp | Federal Depository Insurance Coverage
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk	250,000
ECP Environmental Growth Opportunities Corp | Fair Value Concentration Of Risk Maximum Amount Of Loss Member
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk	0
ECP Environmental Growth Opportunities Corp | Fair Value Concentration Of Risk Market Risk Management Value At Risk During Year Member
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk	$ 0